Restricted Net Assets (Tables) - Parent Company	12 Months Ended
Jun. 30, 2021
Schedule of Balance Sheets

Balance Sheets

(In thousands, except for share and per share data, or otherwise stated)

	As of June 30,
	2020	2021	2021
	(RMB)	(RMB)	(US$)

Assets
Investments in subsidiaries and VIEs	500,257	720,927	111,597
Total Assets	500,257	720,927	111,597
Liabilities and Equity

Equity:
Ordinary shares (US$0.0001 par value; authorized 500,000,000 shares; issued and outstanding 50,000,000 and 56,000,000 shares as of June 30, 2020 and 2021, respectively)	34	36	6
Additional paid-in capital	500,581	503,050	77,870
Accumulated gain	5,903	213,560	33,058
Accumulated other comprehensive (loss)/income	(6,261)	4,281	663
Total equity	500,257	720,927	111,597

Total Liabilities and Equity	500,257	720,927	111,597

Schedule of Statements of Operations

Statements of Operations

(In thousands, except for share and per share data, or otherwise stated)

	Years Ended June 30,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$

Share of (loss)/income from subsidiaries and VIEs	(88,540)	106,151	207,657	31,369
Net (loss)/income	(88,540)	106,151	207,657	31,369

Schedule of Statements of Cash Flows

Statements of Cash Flows

(In thousands, except for share and per share data, or otherwise stated)

	Years Ended June 30,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$

Cash flows from operating activities	—	—	—	—
Investment in subsidiaries	—	—	(180,677)	(27,293)
Cash flows from investing activities	—	—	(180,677)	(27,293)
Proceeds from issuance of ordinary shares from IPO	—	—	180,677	27,293
Cash flows from financing activities	—	—	180,677	27,293
Effect of exchange rate changes	—	—	—	—
Net change in cash and cash equivalents	—	—	—	—
Cash and cash equivalents at beginning of the year	—	—	—	—
Cash and cash equivalents at end of the year	—	—	—	—